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                                                    ING Aetna Financial Services
                                                    151 Farmington Avenue
                                                    Hartford, CT  06156-8975






                                                    GINA M. BUTCH
                                                    Paralegal
                                                    AFS Law, TS31
                                                    (860) 273-0701
February 1, 2001                                    Fax:  (860) 273-3004


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

Attention:  Filing Desk

RE: AETNA LIFE INSURANCE AND ANNUITY COMPANY AND ITS VARIABLE ANNUITY ACCOUNT C PROSPECTUS TITLE: STATE UNIVERSITY OF NEW YORK
     FILE NOS.:  33-81216 AND 811-2513
     RULE 497(j) FILING

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Prospectus Supplement and SAI Supplement contained in Post-Effective Amendment No. 16 to the Registration Statement on Form N-4 ("Amendment No. 16") for Variable Annuity Account C of Aetna Life Insurance and Annuity Company (the "Registrant") that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No. 16 which was declared effective on February 1, 2001. The text of Amendment No. 16 was filed electronically.

If you have any questions regarding this submission, please call the undersigned at 860-273-0701.

Sincerely,

/s/ Gina M. Butch

Gina M. Butch